Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Customer deposits
Financial liabilities at amortized cost	$ 1,165,889	$ 1,118,145
Total financial liabilities	1,604,462	1,477,724
Deposits - Customers
Customer deposits
Financial liabilities at fair value through profit or loss	119,769	114,078
Financial liabilities at amortized cost	808,529	777,886
Total financial liabilities	$ 928,298	$ 891,964